Post-retirement benefits - Summary of movement in net defined benefit liability (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (2,542)	$ (2,530)
Amounts recognised in Income	(245)	(265)	$ (150)
Actuarial gains/(losses) on post-retirement benefit plans	6	(90)	619
Contributions by employer	404	464	328
Arrangements divested	13	(8)
Currency exchange rate (loss)/gain	(135)	(113)
Ending balance	(2,499)	(2,542)	$ (2,530)
Pension benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(1,616)
Amounts recognised in Income	(205)
Actuarial gains/(losses) on post-retirement benefit plans	62
Contributions by employer	349
Arrangements divested	13
Currency exchange rate (loss)/gain	(104)
Ending balance	(1,501)	(1,616)
Other Benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(926)
Amounts recognised in Income	(40)
Actuarial gains/(losses) on post-retirement benefit plans	(56)
Contributions by employer	55
Currency exchange rate (loss)/gain	(31)
Ending balance	$ (998)	$ (926)